Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Schedule Of Nature And Movement Of The Liabilities	The amount, nature and the movement of the liabilities is summarized as follows:

	Civil	Labor	Tax	Total

Balance at December 31, 2019	8,876	688	—	9,564
Additions	3,567	409	—	3,976
Reversals	(1,389)	(328)	—	(1,717)
Interests	481	39	—	520
Payments	(1,963)	(230)	—	(2,193)
Balance at December 31, 2020	9,572	578	—	10,150
Additions	12,376	6,090	184	18,650
Reversals	(4,773)	(8,249)	(1,365)	(14,387)
Interests	1,847	402	4,068	6,317
Payments	(9,318)	(58)	(804)	(10,180)
Business combination (a)	5,906	17,620	147,773	171,299
Balance at December 31, 2021	15,610	16,383	149,856	181,849

(a)	As part of the Linx acquisition we have recorded an amount of R$164,259 related to civil, labor and tax legal suits of the PPA Linx contingency and R$7,040 related to tax contingencies of Questor.

Schedule of Nature of Liabilities
The Group has the following civil and labor litigation involving risks of loss assessed by management as possible, based on the evaluation of the legal advisors, for which no provision was recognized:

	2021	2020

Civil	130,908	46,169
Labor	62,299	15,024
Tax	30,324	—
Total	223,531	61,193